UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

The North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2014

1.807740.110

NCC-QTLY-1114

North Carolina Capital Management Trust: Cash Portfolio

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Financial Company Commercial Paper (c) - 49.5%
	Yield (a)	Principal Amount	Value
Bank of Nova Scotia
5/22/15	0.28%	$ 14,000,000	$ 13,974,629
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
12/9/14	0.23	100,000,000	99,955,917
Barclays U.S. Funding Corp.
12/15/14	0.25	70,000,000	69,963,542
Commonwealth Bank of Australia
10/1/14 to 2/23/15	0.19 to 0.22 (b)	160,000,000	160,000,000
Credit Agricole CIB
12/29/14 to 1/5/15	0.24 to 0.25	165,000,000	164,894,767
Credit Suisse AG
11/13/14 to 1/13/15	0.22 to 0.26	164,000,000	163,937,551
DNB Bank ASA
3/18/15	0.25	6,000,000	5,993,000
General Electric Capital Corp.
11/10/14 to 2/18/15	0.20 to 0.22	45,000,000	44,971,000
JPMorgan Securities LLC
11/7/14 to 4/22/15	0.22 to 0.25 (b)	170,000,000	169,987,700
Mitsubishi UFJ Trust & Banking Corp.
10/17/14	0.15	80,000,000	79,994,667
Natexis Banques Populaires U.S. Finance Co. LLC
12/1/14 to 1/5/15	0.26	170,000,000	169,920,050
Nationwide Building Society
12/1/14 to 12/10/14	0.20 to 0.21	135,000,000	134,951,542
Oversea-Chinese Banking Corp. Ltd.
3/4/15	0.24	49,000,000	48,950,741
Skandinaviska Enskilda Banken AB
12/29/14	0.22	50,000,000	49,972,806
Sumitomo Mitsui Banking Corp.
11/5/14 to 2/10/15	0.24 to 0.25	150,000,000	149,910,500
Swedbank AB
1/13/15 to 1/29/15	0.25	25,000,000	24,980,556
Toronto Dominion Holdings (U.S.A.)
10/3/14 to 5/26/15	0.24 to 0.27	54,000,000	53,948,604
Toyota Motor Credit Corp.
10/14/14 to 3/25/15	0.20 to 0.25 (b)	45,000,000	44,987,847
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,651,295,419)			1,651,295,419
Asset Backed Commercial Paper (c) - 4.9%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

10/20/14	0.16	49,500,000	49,495,820
10/23/14	0.16	35,000,000	34,996,578

	Yield (a)	Principal Amount	Value
Govco, Inc. (Liquidity Facility Citibank NA)
11/13/14	0.21%	$ 60,000,000	$ 59,984,950
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
10/20/14	0.17	20,000,000	19,998,206
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $164,475,554)			164,475,554
Other Commercial Paper (c) - 7.0%

Caisse centrale Desjardins
11/21/14 to 12/4/14	0.18 to 0.21	104,000,000	103,967,845
The Coca-Cola Co.
10/10/14 to 1/28/15	0.20	131,000,000	130,967,228
TOTAL OTHER COMMERCIAL PAPER (Cost $234,935,073)			234,935,073
Treasury Debt - 0.2%

U.S. Treasury Obligations - 0.2%
U.S. Treasury Notes
11/15/14	0.08	8,500,000
(Cost $8,543,349)			8,543,349
Variable Rate Demand Note - 0.8%

North Carolina - 0.8%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 C, (Liquidity Facility Bank of America NA), VRDN
10/7/14	0.04 (b)	26,060,000
(Cost $26,060,000)			26,060,000
Government Agency Debt - 8.0%

Federal Agencies - 8.0%
Fannie Mae
1/20/15 to 10/21/15	0.14 to 0.16 (b)	62,000,000	61,997,540
Federal Farm Credit Bank
9/19/16	0.14 (b)	20,000,000	19,998,008
Federal Home Loan Bank
7/17/15 to 10/2/15	0.20 to 0.25	121,000,000	120,996,637
Freddie Mac
6/26/15 to 7/17/15	0.14 (b)	63,000,000	62,995,175
TOTAL GOVERNMENT AGENCY DEBT (Cost $265,987,360)			265,987,360
Treasury Repurchase Agreement - 6.8%
	Maturity Amount		Value
In a joint trading account at 0.01% dated 9/30/14 due 10/1/14 (Collateralized by U.S. Treasury Obligations) #	$ 126,000,035		$ 126,000,000
With Barclays Capital, Inc. at 0.08%, dated 8/20/14 due 10/7/14 (Collateralized by U.S. Treasury Obligations valued at $102,056,888, 0.25% - 6.13%, 11/30/14-8/15/43)	100,013,556		100,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $226,000,000)		226,000,000
TOTAL INVESTMENT PORTFOLIO - 77.2% (Cost $2,577,296,755)			2,577,296,755
NET OTHER ASSETS (LIABILITIES) - 22.8%			760,220,359
NET ASSETS - 100%		$ 3,337,517,114
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$126,000,000 due 10/01/14 at 0.01%
J.P. Morgan Securities, Inc.	$ 126,000,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At September 30, 2014, the cost of investment securities for income tax purposes was $2,577,296,755.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2014

1.807741.110

NCT-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 0.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 0.6%
Federal Farm Credit Bank 0.1835% 9/12/16 (a) (Cost $8,848,989)	$ 8,850,000	$ 8,857,089
Commercial Paper - 91.5%

ABN AMRO Funding U.S.A. LLC:
0.25% 1/15/15	13,000,000	12,991,770
0.31% 10/2/14	8,720,000	8,719,951
0.33% 1/21/15	24,000,000	23,983,351
0.35% 2/24/15	22,000,000	21,976,913
Bank of Nova Scotia yankee 0.27% 5/22/15	31,000,000	30,958,088
Barclays Bank PLC/Barclays U.S. CCP Funding LLC yankee:
0.24% 11/3/14	10,000,000	9,998,870
0.37% 11/14/14	22,000,000	21,996,700
Barclays U.S. Funding Corp. yankee:
0.25% 12/15/14	15,000,000	14,994,269
0.38% 10/21/14	20,000,000	19,998,600
BNP Paribas Finance, Inc. yankee:
0.3% 3/9/15	30,000,000	29,963,601
0.44% 12/1/14	37,000,000	36,989,104
Commonwealth Bank of Australia 0.2421% 8/14/15 (a)	40,000,000	39,992,840
Credit Agricole CIB yankee:
0.32% 3/9/15	60,000,000	59,927,201
0.33% 3/26/15	10,000,000	9,985,447
Credit Suisse AG:
yankee:
0.32% 1/28/15	23,000,000	22,978,534
0.35% 10/28/14	19,000,000	18,997,435
0.3371% 11/7/14 (a)	25,000,000	24,999,875
DNB Bank ASA yankee:
0.255% 2/6/15	31,000,000	30,977,116
0.255% 2/19/15	19,000,000	18,983,911
ING U.S. Funding LLC yankee:
0.23% 12/2/14	21,000,000	20,993,679
0.3% 10/7/14	7,000,000	6,999,864
0.3% 2/11/15	13,000,000	12,988,193
0.3% 2/20/15	20,000,000	19,979,900
JPMorgan Securities LLC:
0.33% 12/1/14	17,000,000	16,994,740
0.35% 10/24/14	50,000,000	49,994,235
Lloyds Bank PLC yankee:
0.265% 3/23/15	20,000,000	19,972,740
0.27% 3/26/15	15,000,000	14,978,907
0.28% 1/26/15	32,000,000	31,977,168

	Principal Amount	Value
Mitsubishi UFJ Trust & Banking Corp. yankee:
0.2% 1/2/15	$ 20,000,000	$ 19,988,390
0.2% 1/8/15	25,000,000	24,984,283
0.23% 11/4/14	19,000,000	18,996,854
Natexis Banques Populaires U.S. Finance Co. LLC yankee:
0.29% 1/5/15	45,000,000	44,975,871
0.32% 2/2/15	12,000,000	11,990,208
0.36% 3/24/15	10,750,000	10,734,689
Nationwide Building Society yankee:
0.27% 12/8/14	19,000,000	18,993,591
0.295% 3/9/15	45,000,000	44,945,402
PNC Bank NA:
0.29% 6/8/15	20,000,000	19,949,660
0.3% 4/30/15	50,000,000	50,002,825
Rabobank U.S.A. Financial Corp. yankee 0.24% 2/2/15	55,000,000	54,964,668
Skandinaviska Enskilda Banken AB yankee:
0.25% 10/31/14	6,000,000	5,999,578
0.25% 2/23/15	10,000,000	9,990,077
0.255% 3/26/15	14,000,000	13,981,552
0.26% 10/31/14	8,000,000	7,999,438
0.26% 4/6/15	15,000,000	14,978,642
0.27% 10/31/14	13,000,000	12,999,086
Sumitomo Mitsui Banking Corp. yankee:
0.24% 1/28/15	20,000,000	19,984,000
0.25% 11/4/14	46,000,000	45,992,235
Swedbank AB yankee:
0.255% 11/3/14	21,000,000	20,997,971
0.265% 2/13/15	17,000,000	16,987,712
0.28% 5/1/15	28,000,000	27,956,762
Toronto Dominion Holdings (U.S.A.) yankee:
0.25% 10/3/14	25,000,000	24,999,918
0.27% 5/26/15	25,000,000	24,958,958
United Overseas Bank Ltd.:
0.25% 4/7/15	30,000,000	29,956,059
0.28% 3/16/15	8,500,000	8,490,024
0.28% 4/10/15	32,000,000	31,951,872
Commercial Paper - continued
	Principal Amount	Value
Westpac Banking Corp.:
0.2431% 9/18/15 (a)	$ 40,000,000	$ 39,991,920
0.2446% 8/24/15 (a)	25,000,000	24,995,350
TOTAL COMMERCIAL PAPER (Cost $1,357,899,548)		1,358,030,597
TOTAL INVESTMENT PORTFOLIO - 92.1% (Cost $1,366,748,537)	1,366,887,686
NET OTHER ASSETS (LIABILITIES) - 7.9%	116,976,868
NET ASSETS - 100%	$ 1,483,864,554
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,366,748,537. Net unrealized appreciation aggregated $139,149, of which $182,911 related to appreciated investment securities and $43,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the The North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The North Carolina Capital Management Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 28, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	November 28, 2014